Cover	May 31, 2024
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A is being filed by the Company to amend its Current Report on Form 8-K filed with the Securities and Exchange Commission on June 6, 2024 (the "Original Report"), to provide disclosures required under Items 1.01, 2.01 and 9.01 of Form 8-K that were omitted from the Original Report, including the required financial statements of the Acquisition and the required pro forma financial information, and to reflect the adjusted valuation of the shares of the Company's common stock, $0.01 par value per share (the "Common Stock") issued in consideration of the Acquisition,. Except as otherwise provided herein, the disclosures made in the Original Report remain unchanged.
Document Period End Date	May 31, 2024
Entity File Number	333-257331
Entity Registrant Name	COJAX OIL AND GAS CORPORATION
Entity Central Index Key	0001763925
Entity Tax Identification Number	46-1892622
Entity Incorporation, State or Country Code	VA
Entity Address, Address Line One	4830 Line Ave., #15
Entity Address, City or Town	Shreveport
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71106
City Area Code	318-
Local Phone Number	465-1302
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false